Shareholder Report, Holdings (Details) - C000134926	Apr. 30, 2026
FR_677172009
Holdings [Line Items]
Percent of Total Investments	6.30%
FR_688910900
Holdings [Line Items]
Percent of Total Investments	5.40%
FR_645026907
Holdings [Line Items]
Percent of Total Investments	4.30%
FR_732015904
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.20%
FR_B27Y41908
Holdings [Line Items]
Percent of Total Investments	1.60%
FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	1.40%
FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	1.30%
FR_BF4HYV900
Holdings [Line Items]
Percent of Total Investments	1.20%
FR_63253R201
Holdings [Line Items]
Percent of Total Investments	1.20%
NAC Kazatomprom JSC
Holdings [Line Items]
Percent of Total Investments	27.50%